Statement of Cash Flows_Cash And Cash Equivalents(Details) $ in Thousands, ₩ in Millions		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Cash And Cash Equivalents If Different From Statement Of Financial Position Abstract [Abstract]
Cash		₩ 2,560,970		₩ 2,311,418
Checks with other banks		327,781		383,500
Due from the Bank of Korea		12,340,532		8,607,911
Due from other financial institutions		10,379,559		9,535,049
Sub-total		25,608,842	$ 23,578,497	20,837,878
Due from financial institutions measured at fair value through profit or loss		100,094		216,367
Sub-total		25,708,936		21,054,245
Restricted due from financial institutions		(15,303,363)		(13,372,966)
Due from financial institutions with original maturities over three monthes		(1,720,481)		(1,557,554)
Sub-total		(17,023,844)		(14,930,520)
Total	[1]	₩ 8,685,092	$ 7,996,510	₩ 6,123,725	$ 5,638,218	₩ 6,642,816	₩ 8,404,898

[1]	The consolidated statements of cash flows for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.